Condensed Consolidated Statements of Changes in Stockholders' Deficit - KRW (₩) ₩ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	₩ 21	₩ 3,327,413	₩ (73,138)	₩ (7,841,548)	₩ (4,587,252)
Balance, shares at Dec. 31, 2016	17,072
Exchange of debt for common stock - post reverse merger	₩ 1,110	4,758,212			4,759,322
Exchange of debt for common stock - post reverse merger, shares	982,361
Conversion of redeemable convertible preferred stock to common stock - pre reverse merger	₩ 128,000	508,007			636,007
Conversion of redeemable convertible preferred stock to common stock - pre reverse merger, shares	12,800
Recapitalization on reverse merger	₩ (111,047)	(4,709,908)			(4,820,955)
Recapitalization on reverse merger, shares	14,989,084
Private placement	₩ 4,695	2,212,204			2,216,899
Private placement, shares	3,860,000
Stock issuance cost		(129,963)			(129,963)
Warrants issued on professional service		614,350			614,350
Shares issued for stock placement fee	₩ 2,486	(2,486)
Shares issued for stock placement fee, shares	2,200,000
Foreign exchange translation gain/loss			(15,781)		(15,781)
Remeasurement of pension liabilities			32,326		32,326
Net loss				(2,650,990)	(2,650,990)
Balance at Dec. 31, 2017	₩ 25,265	6,577,829	(56,593)	(10,492,538)	(3,946,037)
Balance, shares at Dec. 31, 2017	22,061,317
Private placement	₩ 933	558,997			559,930
Private placement, shares	866,675
Foreign exchange translation gain/loss			1,783		1,783
Remeasurement of pension liabilities			10,389		10,388
Net loss				(10,551)	(10,550)
Balance at Mar. 31, 2018	₩ 26,198	7,136,826	(44,421)	(10,503,089)	(3,384,486)
Balance, shares at Mar. 31, 2018	22,927,992
Balance at Dec. 31, 2017	₩ 25,265	6,577,829	(56,593)	(10,492,538)	(3,946,037)
Balance, shares at Dec. 31, 2017	22,061,317
Private placement	₩ 933	558,998			559,931
Private placement, shares	866,675
Foreign exchange translation gain/loss		85,049	(114,215)		(29,166)
Remeasurement of pension liabilities			(44,806)		(44,806)
Net loss				(1,138,660)	(1,138,660)
Balance at Dec. 31, 2018	₩ 26,198	7,221,875	(215,614)	(11,631,198)	(4,598,739)
Balance, shares at Dec. 31, 2018	22,927,992
Shares issued for stock placement fee
Foreign exchange translation gain/loss		8,097	(7,855)		242
Remeasurement of pension liabilities			4,309		4,309
Net loss				108,409	108,409
Balance at Mar. 31, 2019	₩ 26,198	₩ 7,229,972	₩ (219,160)	₩ (11,522,789)	₩ (4,485,779)
Balance, shares at Mar. 31, 2019	22,927,992